Comprehensive income/(loss) (Tables)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss) [Abstract]
Comprehensive Income/(Loss)
	Comprehensive income/(loss) attributable to the parent	Comprehensive income/(loss) attributable to the non controlling interest	Total comprehensive income/(loss)
Six-month period June 30, 2010 (as restated)	$17,703	0	$17,703
Six-month period ended June 30, 2011	$(83,073)	4,010	$(79,063)